Fair Value Measurements (Details) (USD $)	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair value measurements
Derivative assets		$ 54,000				$ 198,000						$ 54,000	$ 198,000
Derivative liabilities	(10,379,000)	(20,933,000)				(31,756,000)				(10,379,000)		(20,933,000)	(31,756,000)
Effect on condensed, consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded on Flight equipment
Impairment Charges		(1,700,000)	(97,100,000)	(75,100,000)	(18,500,000)	(57,300,000)	(1,525,300,000)	(43,800,000)	(111,100,000)	(1,324,937,000)	(190,721,000)	(192,362,000)	(1,737,508,000)	(1,663,189,000)
Depreciation	(459,426,000)		(482,098,000)							(1,386,793,000)	(1,440,502,000)	(1,918,728,000)	(1,864,735,000)	(1,963,175,000)
Recurring basis | Level 2
Fair value measurements
Derivative assets		54,000				198,000						54,000	198,000
Derivative liabilities	(10,379,000)	(20,933,000)				(31,756,000)				(10,379,000)		(20,933,000)	(31,756,000)
Total derivative assets, net	(10,379,000)	(20,879,000)				(31,558,000)				(10,379,000)		(20,879,000)	(31,558,000)
CVA and MVA adjustments	30,000	300,000				6,400,000				30,000		300,000	6,400,000
Recurring basis | Fair Value
Fair value measurements
Derivative assets		54,000				198,000						54,000	198,000
Derivative liabilities	(10,379,000)	(20,933,000)				(31,756,000)				(10,379,000)		(20,933,000)	(31,756,000)
Total derivative assets, net	(10,379,000)	(20,879,000)				(31,558,000)				(10,379,000)		(20,879,000)	(31,558,000)
Non-recurring basis | Level 3 | Impairment charges and fair value adjustments, nine months ended September 30, 2013
Effect on condensed, consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded on Flight equipment
Book Value at beginning of the period										2,508,265,000
Impairment Charges										(1,324,937,000)
Reclassifications and Other Adjustments										(1,610,000)
Sales										(180,708,000)
Depreciation										(135,772,000)
Book Value at end of the period	865,238,000									865,238,000
Non-recurring basis | Level 3 | Flight equipment | Impairment charges and fair value adjustments, nine months ended September 30, 2013
Effect on condensed, consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded on Flight equipment
Book Value at beginning of the period										2,501,544,000
Impairment Charges										(1,324,588,000)
Reclassifications and Other Adjustments										(261,263,000)
Sales										(18,712,000)
Depreciation										(133,406,000)
Book Value at end of the period	763,575,000									763,575,000
Non-recurring basis | Level 3 | Flight equipment held for sale | Impairment charges and fair value adjustments, nine months ended September 30, 2013
Effect on condensed, consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded on Flight equipment
Reclassifications and Other Adjustments										162,250,000
Sales										(153,000,000)
Book Value at end of the period	9,250,000									9,250,000
Non-recurring basis | Level 3 | Lease receivables and other assets | Impairment charges and fair value adjustments, nine months ended September 30, 2013
Effect on condensed, consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded on Flight equipment
Book Value at beginning of the period										6,721,000
Impairment Charges										(349,000)
Reclassifications and Other Adjustments										21,333,000
Sales										(8,996,000)
Depreciation										(2,366,000)
Book Value at end of the period	16,343,000									16,343,000
Non-recurring basis | Level 3 | Net investment in finance and sales-type leases | Impairment charges and fair value adjustments, nine months ended September 30, 2013
Effect on condensed, consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded on Flight equipment
Reclassifications and Other Adjustments										76,070,000
Book Value at end of the period	$ 76,070,000									$ 76,070,000